Segmented information - Additional Information (Detail) - Customers	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of customers	3	2	2
Percentage of revenue	10.00%	10.00%	10.00%
One Customer [Member]
Percentage of revenue	19.00%	17.00%	20.00%
Two Customer [Member]
Percentage of revenue	15.00%	14.00%	24.00%
Three Customer [Member]
Percentage of revenue	11.00%